SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 42,459	$ 54,727
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 131,076	$ 62,289